Discontinued Operations - Reconciliation of Net Income (Loss) from Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Operating expenses:
Net (loss) income from discontinued operations	$ (9,873)	$ (87,199)	$ (148,532)	$ (121)	$ (940)	$ 8,680	$ (2,424)	$ 1,951	$ (245,725)	$ 7,267	$ (312,768)
Power EPC | Discontinued Operations
Reconciliation of net income (loss) from discontinued operations:
Gross revenue									40,277	211,724	196,945
Operating expenses:
Direct cost of services									(325,875)	(198,863)	(531,210)
Selling, general and administrative									(4,468)	(5,972)	(17,121)
Impairment losses on goodwill and intangibles											(45,546)
(Loss) income from discontinued operations before provision for income taxes									(290,066)	6,889	(396,932)
Benefit for income taxes related to discontinued operations									44,341	378	84,164
Net (loss) income from discontinued operations									$ (245,725)	$ 7,267	$ (312,768)